SHORT-TERM INVESTMENTS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about financial instruments [line items]
Short-term investments	$ 127.2	$ 0.0
Redemption notice period	185 days
Money market funds
Disclosure of detailed information about financial instruments [line items]
Short-term investments	$ 124.6	0.0
Other
Disclosure of detailed information about financial instruments [line items]
Short-term investments	$ 2.6	$ 0.0